RESTRICTIONS ON CASH AND DIVIDENDS	12 Months Ended
Dec. 31, 2020
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Restrictions On Cash And Dividends [Text Block]	Restrictions on Cash and Dividends
In 2019, First Financial was required by the FRB to hold cash in reserve against deposit liabilities when total reservable deposit liabilities exceed the regulatory exemption known as the reserve requirement. The reserve requirement was calculated based on a two-week average of daily net transaction account deposits as defined by the FRB and may be satisfied with average vault cash during the following two-week maintenance period. When vault cash was not sufficient to meet the reserve requirement, the remaining amount was satisfied with average funds held at the FRB. First Financial's deposit at the FRB was recorded in Interest-bearing deposits with other banks on the Consolidated Balance Sheets. The average required reserve balances, based upon the average level of First Financial's transaction deposits was $84.1 million for 2019. Effective March 2020, the FRB eliminated reserve requirements for all depository institutions. Therefore, for 2020, First Financial had no required reserves.
Additionally, as of December 31, 2020 and 2019, First Financial had $38.0 million and $15.8 million, respectively, in cash restricted for withdrawal and usage due to the centrally cleared derivative initial margin requirement.

Dividends paid by First Financial to its shareholders are principally funded through dividends paid to the Company by its subsidiaries; however, certain restrictions exist regarding the ability of the Bank to transfer funds to First Financial in the form of cash dividends, loans or advances. The approval of the Federal Reserve Board and the ODFI is required for the Bank to pay dividends in excess of the regulatory limit, which is equal to the net income of the current year through the dividend date combined with the Bank's retained net income from the two preceding years. As of December 31, 2020, First Financial's subsidiaries had retained earnings of $700.0 million, of which $198.0 million was available for distribution to First Financial without prior regulatory approval.